OPERATING COSTS	12 Months Ended
Sep. 30, 2019
Operating Costs and Expenses [Abstract]
OPERATING COSTS
6.	OPERATING COSTS
Operating costs include all direct costs incurred in the operation of the leased properties.

	For the years ended September 30,
	2017	2018	2019
Rental cost	414,217	664,732	975,342
Depreciation expenses	97,595	145,768	207,814
Personnel cost	15,511	21,092	23,698
Cost for value-added services and others	20,295	66,367	98,138

Total	547,618	897,959	1,304,992